Preferred and Common Shares and Additional Paid-in Capital (Details) - February 2017 Private Placement $ / shares in Units, $ in Thousands	1 Months Ended
Feb. 02, 2017 USD ($) $ / shares shares
Class of Stock [Line Items]
Common shares offered in private placement	6,310,272
Price per share | $ / shares	$ 8.154
Proceeds from issuance of private placement, net of offering expenses | $	$ 50,554
Oaktree and its affiliates
Class of Stock [Line Items]
Common shares offered in private placement	3,244,292